Financial instruments by category (Schedule of Total Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 2,764	$ 3,775
Other financial assets at amortized cost
Financial assets at amortised cost	347,809	219,279
Financial assets	350,573	223,054
Derivative financial instrument assets [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	2,764	3,775
Trade receivables [member]
Other financial assets at amortized cost
Financial assets at amortised cost	40,211	65,049
Financial assets	40,211	65,049
To be recovered from co-venturers [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	9,740	8,630
Other financial assets [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	21,108	12,564
Cash and cash equivalents [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	$ 276,750	$ 133,036